Capital and financial risk management - Financial instruments held at fair value by fair value hierarchy (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 3,296	£ 4,258
Financial liabilities	(11,874)	(13,634)
Fair value, Financial Assets	3,296	4,258
Fair value, Financial Liabilities	(11,502)	(13,102)
Financial liabilities at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(65)	(160)
Financial liabilities at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(65)	(160)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(24)	(81)
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(10)	(17)
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(28)	(22)
Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(24)	(81)
Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(10)	(17)
Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(28)	(22)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3)	(40)
Fair value, Financial Liabilities	(3)	(40)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Liabilities	(3)	(40)
Financial assets at fair value
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	762	766
Financial assets at fair value | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	608	554
Financial assets at fair value | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	87	130
Financial assets at fair value | Level 3
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	67	82
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	3
Fair value, Financial Assets	3
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	11	13
Fair value, Financial Assets	11	13
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	47	100
Fair value, Financial Assets	47	100
Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	3
Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	11	13
Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	47	100
Financial assets at fair value through other comprehensive income | Equity investments
Financial instruments held at fair value by fair value hierarchy
Financial assets	67	82
Fair value, Financial Assets	67	82
Financial assets at fair value through other comprehensive income | Equity investments | Level 3
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	67	82
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial assets	26	17
Fair value, Financial Assets	26	17
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	26	17
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds)
Financial instruments held at fair value by fair value hierarchy
Financial assets	608	554
Fair value, Financial Assets	608	554
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds) | Level 1
Financial instruments held at fair value by fair value hierarchy
Fair value, Financial Assets	£ 608	£ 554